Condensed Financial Information - Parent Company Only - Condensed Statements of Cash Flows (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
General and administrative expenses paid	₸ 23,746	₸ 16,543	₸ 12,749
Other assets	781	(5,407)	(24,788)
Other liabilities	(19,540)	28,708	13,982
Income tax paid	(218,060)	(181,784)	(133,422)
Net cash inflow from operating activities	581,892	1,106,128	1,020,984
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash outflow from investing activities	(108,364)	(218,360)	(487,161)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(646,056)	(560,132)	(210,102)
Net cash outflow from financing activities	(709,771)	(675,970)	(275,911)
Effect of changes in foreign exchange rate on cash and cash equivalents	35,247	(6,692)	15,347
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	(200,996)	205,106	273,259
CASH AND CASH EQUIVALENTS, beginning of period	820,466	615,360	342,101
CASH AND CASH EQUIVALENTS, end of period	619,470	820,466	615,360
Parent
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income received	19,303	18,991	14,221
Fee and commission expense	(16)	(16)	(355)
Other income received		41
General and administrative expenses paid	(3,548)	(3,669)	(835)
Cash flows from operating activities before changes in operating assets and liabilities	15,739	15,347	13,031
Other assets	(821)	426	(378)
Other liabilities	(14)	80	46
Cash inflow from operating activities before income tax	14,904	15,853	12,699
Income tax paid	(587)	(539)	(594)
Net cash inflow from operating activities	14,317	15,314	12,105
CASH FLOWS FROM INVESTING ACTIVITIES:
Dividends received from subsidiaries	752,706	580,052	414,749
Sale of investments in subsidiaries	5,000
Purchase of investments in subsidiaries			(16,251)
Net cash outflow from investing activities	757,706	580,052	398,498
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(646,056)	(560,132)	(210,102)
Purchase of treasury shares	(2,852)	(60,703)	(63,672)
Net cash outflow from financing activities	(648,908)	(620,835)	(273,774)
Effect of changes in foreign exchange rate on cash and cash equivalents	1,394	(279)	1,150
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	124,509	(25,748)	137,979
CASH AND CASH EQUIVALENTS, beginning of period	200,484	226,232	88,253
CASH AND CASH EQUIVALENTS, end of period	₸ 324,993	₸ 200,484	₸ 226,232